FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 23 — FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

Cash and due from banks and interest bearing deposits: The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.
Securities: Financial instrument assets actively traded in a secondary market have been valued using quoted market prices. Trading securities are classified as Level 1 while securities available for sale are classified as Level 2 as described in Note #22.

Federal Home Loan Bank and Federal Reserve Bank Stock: It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

Net loans and loans held for sale: The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described in Note #22. Loans held for sale are classified as Level 2 as described in Note #22.

Accrued interest receivable and payable: The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments: Interest rate swaps have principally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates and are classified as Level 2 as described in Note #22 and the Amended Warrant has been valued based on a simulation analysis which considers potential outcomes for a large number of independent scenarios and is classified as Level 3 as described in Note #22.

Deposits: Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand. Each of these instruments is classified as Level 1. Deposits with a stated maturity, such as certificates of deposit have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Other borrowings: Other borrowings have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures: Subordinated debentures have generally been valued based on a quoted market price of the specific or similar instruments resulting in a Level 1 or Level 2 classification.
The estimated fair values and recorded book balances at December 31 follow:

	December 31, 2012
			Fair Value Measurements Using
	Recorded Book Balance	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
Assets
Cash and due from banks	$55,487	$55,487	$55,487	$-	$-
Interest bearing deposits	124,295	124,295	124,295	-	-
Trading securities	110	110	110	-	-
Securities available for sale	208,413	208,413	-	208,413	-
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	NA	NA	NA	NA
Net loans and loans held for sale	1,425,643	1,400,385	-	50,779	1,349,606
Accrued interest receivable	5,814	5,814	102	934	4,778
Derivative financial instruments	1,368	1,368	-	1,368	-

Liabilities
Deposits with no stated maturity	$1,360,609	$1,360,609	$1,360,609	$-	$-
Deposits with stated maturity	418,928	420,374	-	420,374	-
Other borrowings	17,625	21,463	-	21,463	-
Subordinated debentures	50,175	42,235	7,956	34,279	-
Accrued interest payable	7,197	7,197	2,942	4,255	-
Derivative financial instruments	1,320	1,320	-	861	459

	December 31, 2011
	Recorded Book Balance	Estimated Fair Value
	(In thousands)
Assets
Cash and due from banks	$62,777	$62,777
Interest bearing deposits	278,331	278,331
Trading securities	77	77
Securities available for sale	157,444	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,828	NA
Net loans and loans held for sale	1,562,525	1,475,738
Accrued interest receivable	6,243	6,243
Derivative financial instruments	857	857

Liabilities
Deposits with no stated maturity	$1,517,321	$1,517,321
Deposits with stated maturity	568,804	571,552
Other borrowings	33,387	37,907
Subordinated debentures	50,175	16,138
Accrued interest payable	5,106	5,106
Derivative financial instruments	1,883	1,883

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balances, which are nominal and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.